Supplemental Financial Information - Additional Information (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) Segment	Dec. 31, 2022 USD ($) Segment
Property Plant And Equipment [Line Items]
Depreciation	$ 1,102,000	$ 778,000	$ 4,069,000	$ 10,368,000
Inventory write-downs			0	$ 18,828,000
Inventory write-down related to discontinuance of production			10,200,000
Impairment charges	0	0	$ 0
Number Of Operating Segments | Segment			2	2
Property, Plant and Equipment [Member]
Property Plant And Equipment [Line Items]
Depreciation	$ 1,100,000	$ 800,000	$ 4,100,000	$ 10,400,000
Leasehold improvements, production equipment and research equipment [Member]
Property Plant And Equipment [Line Items]
Impairment charges				$ 72,100,000